HELD FOR SALE - Schedule Of Assets And Liabilities Classified As Held-For-Sale (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Assets
Accounts receivable and other	$ 27,378	$ 21,760
Equity accounted investments	47,094	46,100	$ 41,327
Investment properties	115,100	100,865	96,782
Property, plant and equipment	124,268	115,489
Goodwill	28,662	20,227	14,714
Intangible assets	38,411	30,609	24,658
Deferred income tax assets	3,403	3,340
Assets classified as held for sale	2,830	11,958
Liabilities
Accounts payable and other	57,065	52,546
Non-recourse borrowings of managed entities	202,684	165,057
Deferred income tax liabilities	23,190	20,328
Liabilities associated with assets classified as held for sale	876	3,148
Assets and liabilities classified as held for sale
Assets
Cash and cash equivalents	46	213
Accounts receivable and other	154	298
Equity accounted investments	407	276
Investment properties	388	9,053
Property, plant and equipment	1,027	1,874
Other long-term assets	61	0
Goodwill	32	220
Intangible assets	712	0
Deferred income tax assets	3	24
Assets classified as held for sale	2,830
Liabilities
Accounts payable and other	304	139
Non-recourse borrowings of managed entities	569	3,009
Deferred income tax liabilities	3	0
Liabilities associated with assets classified as held for sale	876
Real Estate
Assets
Equity accounted investments	22,264	25,186
Property, plant and equipment	15,362	10,968	$ 8,539
Goodwill	1,756	1,264
Intangible assets	1,202	1,226
Real Estate | Assets and liabilities classified as held for sale
Assets
Cash and cash equivalents	0
Accounts receivable and other	2
Equity accounted investments	277
Investment properties	388
Property, plant and equipment	6
Other long-term assets	14
Goodwill	0
Intangible assets	0
Deferred income tax assets	0
Assets classified as held for sale	687
Liabilities
Accounts payable and other	4
Non-recourse borrowings of managed entities	0
Deferred income tax liabilities	0
Liabilities associated with assets classified as held for sale	4
Infrastructure
Assets
Equity accounted investments	11,844	9,569
Property, plant and equipment	37,293	38,655
Goodwill	8,789	8,979
Intangible assets	11,822	14,214
Infrastructure | Assets and liabilities classified as held for sale
Assets
Cash and cash equivalents	37
Accounts receivable and other	33
Equity accounted investments	138
Investment properties	0
Property, plant and equipment	4
Other long-term assets	41
Goodwill	21
Intangible assets	582
Deferred income tax assets	0
Assets classified as held for sale	856
Liabilities
Accounts payable and other	81
Non-recourse borrowings of managed entities	394
Deferred income tax liabilities	3
Liabilities associated with assets classified as held for sale	478
Renewable Power and Transition
Assets
Equity accounted investments	2,261	1,801
Goodwill	1,500	966
Renewable Power
Assets
Property, plant and equipment	55,243	$ 50,317
Renewable Power | Assets and liabilities classified as held for sale
Assets
Cash and cash equivalents	9
Accounts receivable and other	12
Equity accounted investments	0
Investment properties	0
Property, plant and equipment	910
Other long-term assets	6
Goodwill	0
Intangible assets	0
Deferred income tax assets	0
Assets classified as held for sale	937
Liabilities
Accounts payable and other	181
Non-recourse borrowings of managed entities	171
Deferred income tax liabilities	0
Liabilities associated with assets classified as held for sale	352
Private Equity and Other [Member] | Assets and liabilities classified as held for sale
Assets
Cash and cash equivalents	0
Accounts receivable and other	107
Equity accounted investments	(8)
Investment properties	0
Property, plant and equipment	107
Other long-term assets	0
Goodwill	11
Intangible assets	130
Deferred income tax assets	3
Assets classified as held for sale	350
Liabilities
Accounts payable and other	38
Non-recourse borrowings of managed entities	4
Deferred income tax liabilities	0
Liabilities associated with assets classified as held for sale	$ 42